Income taxes - Movement in deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in deferred tax assets
At the beginning	¥ 181,948	¥ 104,130
Charged to profit or loss	110,189	77,536
Exchange rate difference	(3,458)	282
At the end	288,679	181,948
Unused tax losses
Movement in deferred tax assets
At the beginning	105,510	23,013
Charged to profit or loss	12,003	82,060
Exchange rate difference	(1,655)	437
At the end	115,858	105,510
Intra-group unrealized profits
Movement in deferred tax assets
At the beginning	47,514	27,820
Charged to profit or loss	36,429	19,694
At the end	83,943	47,514
Credit loss and impairment
Movement in deferred tax assets
At the beginning	38,132	31,181
Charged to profit or loss	27,922	7,029
Exchange rate difference	(1,305)	(78)
At the end	64,749	38,132
Loss from waiver of intercompany receivables of discontinued operations
Movement in deferred tax assets
At the beginning		6,825
Charged to profit or loss		(6,825)
Right-of-use assets
Movement in deferred tax assets
At the beginning	(436,766)	(98,804)
Charged to profit or loss	(51,036)	(337,147)
Exchange rate difference	8,626	(815)
At the end	(479,176)	(436,766)
Lease liabilities
Movement in deferred tax assets
At the beginning	442,537	108,687
Charged to profit or loss	85,156	333,059
Exchange rate difference	(9,317)	791
At the end	518,376	442,537
Others
Movement in deferred tax assets
At the beginning	(14,979)	5,408
Charged to profit or loss	(285)	(20,334)
Exchange rate difference	193	(53)
At the end	¥ (15,071)	¥ (14,979)